SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 96.58%
Communication Services — 2.20%
4,130	Nexstar Media Group, Inc.	$647,377

Consumer Discretionary — 14.77%
8,980	Cheesecake Factory, Inc. (The)	314,390
11,010	Dana, Inc.	160,856
9,410	Genesco, Inc.*	331,326
16,010	G-III Apparel Group Ltd.*	544,020
2,670	Group 1 Automotive, Inc.	813,656
2,450	Malibu Boats, Inc., Class A*	134,309
3,410	Oxford Industries, Inc.	341,000
5,820	Patrick Industries, Inc.	584,037
7,655	Steven Madden Ltd.	321,510
14,850	Taylor Morrison Home Corp.*	792,247
		4,337,351
Consumer Staples — 2.73%
3,730	John B Sanfilippo & Son, Inc.	384,339
4,250	MGP Ingredients, Inc.	418,710
		803,049
Energy — 8.74%
18,800	Delek US Holdings, Inc.	485,040
30,010	Magnolia Oil & Gas Corp., Class A	638,913
14,400	Matador Resources Co.	818,784
17,140	Par Pacific Holdings, Inc.*	623,382
		2,566,119
Financials — 24.22%
2,420	American Financial Group, Inc.	287,714
3,160	AMERISAFE, Inc.	147,825
13,360	Brookline Bancorp, Inc.	145,758
15,020	Columbia Banking System, Inc.	400,734
39,422	Compass Diversified Holdings	885,024
9,100	Independent Bank Group, Inc.	463,008
17,187	Mercantile Bank Corp.	694,011
7,655	Pacific Premier Bancorp, Inc.	222,837
7,580	Pinnacle Financial Partners, Inc.	661,127
4,940	Preferred Bank/Los Angeles, CA	360,867
4,200	Reinsurance Group of America, Inc.	679,476
14,080	Seacoast Banking Corp. of Florida	400,717
3,290	Stewart Information Services Corp.	193,287
5,680	Stock Yards Bancorp, Inc.	292,463
7,590	TriCo Bancshares	326,142
7,790	United Community Banks, Inc.	227,935

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
13,440	Veritex Holdings, Inc.	$312,749
8,920	WSFS Financial Corp.	409,696
		7,111,370
Health Care — 4.60%
8,060	Globus Medical, Inc., Class A*	429,518
5,570	Lantheus Holdings, Inc.*	345,340
48,520	MiMedx Group, Inc.*	425,520
4,000	Omnicell, Inc.*	150,520
		1,350,898
Industrials — 17.41%
105,458	ACCO Brands Corp.	641,185
6,060	Arcosa, Inc.	500,798
4,725	Atkore, Inc.*	756,000
5,900	Barrett Business Services, Inc.	683,220
18,750	Columbus McKinnon Corp.	731,625
13,296	Ducommun, Inc.*	692,190
11,798	Greenbrier Cos., Inc. (The)	521,236
15,350	Insteel Industries, Inc.	587,751
		5,114,005
Information Technology — 5.91%
6,240	MKS Instruments, Inc.	641,909
5,783	Model N, Inc.*	155,736
3,640	Onto Innovation, Inc.*	556,556
1,340	Super Micro Computer, Inc.*	380,908
		1,735,109
Materials — 5.48%
15,179	Koppers Holdings, Inc.	777,468
3,200	Materion Corp.	416,416
1,480	Reliance Steel & Aluminum Co.	413,927
		1,607,811
Real Estate — 8.85%
13,379	Community Healthcare Trust, Inc., REIT	356,417
5,730	CubeSmart, REIT	265,585
41,300	DiamondRock Hospitality Co., REIT	387,807
2,370	EastGroup Properties, Inc., REIT	434,990
3,654	National Storage Affiliates Trust, REIT	151,531
35,200	RLJ Lodging Trust, REIT	412,544
11,310	STAG Industrial, Inc., REIT	444,031
9,581	UMH Properties, Inc., REIT	146,781
		2,599,686

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Utilities — 1.67%
7,750	Southwest Gas Holdings, Inc.	$490,963

Total Common Stocks		28,363,738
(Cost $24,966,890)
Exchange Traded Funds — 2.19%
370	iShares Russell 2000 Value ETF	57,472
6,550	SPDR S&P Biotech ETF	584,849

Total Exchange Traded Funds		642,321
(Cost $624,316)

Investment Company — 0.96%
282,715	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(a)	282,715

Total Investment Company		282,715
(Cost $282,715)

Total Investments		$29,288,774
(Cost $25,873,921) — 99.73%
Other assets in excess of liabilities — 0.27%		78,586
NET ASSETS — 100.00%		$29,367,360

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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